INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAX

17.	INCOME TAX

The following table reconciles the amount of income tax expense on the application of the combined statutory Canadian federal and provincial income tax rates:

	December 31, 2021	December 31, 2020
	$..	$..

(Loss) income before tax	(6,859)	(3,160)
Combined statutory tax rates	27%	27%

Expected tax (recovery) expense	(1,852)	(853)
Non-deductible items	369	214
Share issuance costs	(1,198)	(134)
Other	94	(324)
Differences in foreign tax rates	(13)	2
Change in unrecognized deferred tax assets	3,064	1,171

Current income tax expense	464	76

Deferred taxes arise from temporary differences in the recognition of income and expenses for financial reporting and tax purposes. The tax effects of deductible temporary differences for which no deferred tax asset has been recognized are as follows:

	December 31, 2021.	December 31, 2020.
	$..	$..
Deferred tax assets (liabilities):
Tax loss carry-forwards	7,480	5,285
Property and equipment	(5)	100
Intangible asset	(838)	(461)
Warranty provision	432	191
Financing costs	1,161	182
Deferred revenue	—	(10)
Other provisions	220	77

Deferred tax assets	8,450	5,364
Unrecognized deferred tax assets	(8,450)	(5,364)
Recognized net deferred tax assets	—	—

As at December 31, 2021, the Company had non-capital loss carry forwards available to reduce taxable income for future years. The non-capital losses expire as follows:

$
2030	432
2031	706
2032	540
2033	1,929
2034	3,020
2035	3,005
2036	2,130
2037	1,166
2038	1,614
2039	1,556
2040	3,375
2041	8,228

Non Capital Losses	27,701